Segment information (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	$ 3,439	$ 3,152	$ 9,371
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	6,065	7,886	7,563
All Other operating segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(75)	19	2
Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	20	(12)	16
Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(600)	(674)	(510)
Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	95	(245)	119
Restructuring Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(898)	(432)	(200)
Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(100)	55	(112)
Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	131	(2,434)	3,557
Stock-Based Compensation Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(283)	(254)	(231)
Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(524)	(502)	(469)
Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(3)	(8)	6
Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(261)	31	(109)
Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(95)	(249)	(238)
Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(33)	(29)	(23)
Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	5,990	7,905	7,565
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	5,256	6,985	6,573
Machinery, Energy & Transportation | Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	2,617	2,243	8,351
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	5,256	6,985	6,573
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(75)	19	2
Machinery, Energy & Transportation | Business | Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	20	(12)	16
Machinery, Energy & Transportation | Business | Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(600)	(674)	(510)
Machinery, Energy & Transportation | Business | Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	95	(245)	119
Machinery, Energy & Transportation | Business | Restructuring Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(881)	(432)	(200)
Machinery, Energy & Transportation | Business | Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(100)	55	(112)
Machinery, Energy & Transportation | Business | Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	131	(2,434)	3,557
Machinery, Energy & Transportation | Business | Stock-Based Compensation Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(270)	(242)	(220)
Machinery, Energy & Transportation | Business | Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(524)	(502)	(469)
Machinery, Energy & Transportation | Business | Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(3)	(8)	6
Machinery, Energy & Transportation | Business | Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(261)	31	(109)
Machinery, Energy & Transportation | Business | Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(95)	(249)	(238)
Machinery, Energy & Transportation | Business | Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(76)	(49)	(64)
Financial Products | Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	822	909	1,020
Financial Products | Business | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	809	901	990
Financial Products | Business | All Other operating segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Restructuring Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(17)	0	0
Financial Products | Business | Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Stock-Based Compensation Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(13)	(12)	(11)
Financial Products | Business | Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	$ 43	$ 20	$ 41